Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
410 o 539 o 0000



                                                     August 5, 2008




VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:  File Room

         Re:      Legg Mason Tax-Free Income Fund
                  1933 Act File No. 33-37971
                  1940 Act File No. 811-6223

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect to Legg Mason Maryland Tax-Free Income Trust, Legg Mason Pennsylvania Tax-Free Income Trust and Legg Mason Tax-Free Intermediate-Term Income Trust, each a series of Legg Mason Tax-Free Income Fund, do not differ from filed in Post-Effective Amendment No. 25, which was filed electronically on July 29, 2007.

                                                  Very truly yours,

                                                  /s/ Richard M. Wachterman

                                                  Richard M. Wachterman
                                                  Associate General Counsel



RMW/jar